Offerings	Oct. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Transaction Valuation	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $5,135.33 was paid in connection with the filing of the Schedule TO-I by Morgan Stanley Private Markets and Alternatives Fund - Balanced (File No. 005-95504) on August 14, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 37,185,554.80
Amount of Registration Fee	$ 5,135.33
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $5,135.33 was paid in connection with the filing of the Schedule TO-I by Morgan Stanley Private Markets and Alternatives Fund - Balanced (File No. 005-95504) on August 14, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.